Financial Assets at Fair Value through Profit or Loss - Schedule of Financial Assets at Fair Value through Profit or Loss (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule Of Financial Assets At Fair Value Through Profit Or Loss Abstract
Listed equity investments, at fair value	¥ 1,141	$ 156	¥ 1,951